Preferred Dividends Paid Characterized for Tax (Detail) (Income Tax, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends Per Share [Line Items]
Preferred dividends per share	$ 1,175	$ 125	$ 125
Preferred Stock Dividends
Dividends Per Share [Line Items]
Ordinary income	$ 63		$ 125
Return of capital	$ 1,112	$ 125